Condensed Financial Information (Parent Company Only) Condensed Statements of Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Revenues
Other dividends									$ 51	$ 15
Expenses
Administrative and other									7,528	6,536
Total noninterest expenses	6,186	5,745	5,563	5,541	5,029	5,145	5,019	4,580	23,035	19,773
Applicable income tax benefit									1,663	1,119
Net income	2,198	1,981	1,438	1,227	1,733	1,427	1,031	1,028	6,844	5,219
Parent Company [Member]
Revenues
Dividends - bank subsidiary - Union									4,700	4,650
Other dividends									1	1
Other income									103	22
Total revenues									4,804	4,673
Expenses
Interest									33	26
Stock based compensation expense									8	9
Administrative and other									326	307
Total noninterest expenses									367	342
Income before applicable income tax benefit and equity in undistributed net income of subsidiary									4,437	4,331
Applicable income tax benefit									(117)	(111)
Income before equity in undistributed net income of subsidiary									4,554	4,442
Equity in undistributed net income - Union									2,290	777
Net income									$ 6,844	$ 5,219